Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust for the reporting period ending December 31, 2025:

Item C.17– Principal transactions

This item was updated to include previously omitted information for the Fund as below:

Series Name: Goldman Sachs Commodity Strategy Fund

Series identification number: S000015787

Other than the update noted above, no other modifications were made to the filing as initially submitted on March 13, 2026 (Accession No. 0001410368-26-025325).